    As Filed with the Securities and Exchange Commission on January 18, 2000
                                                        Registration No. 33-8479
                                                                        811-4827


                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]


                       POST-EFFECTIVE AMENDMENT NO. 22 [X]
                                       and
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]

                              AMENDMENT NO. 23 [X]


                     FLAG INVESTORS INTERNATIONAL FUND, INC.

                    ---------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                                One South Street
                               Baltimore, MD 21202
               (Address of Principal Executive Offices) (Zip Code)
       Registrant's Telephone Number, including Area Code: (410) 727-1700

                                    Copy to:
Edward J. Veilleux                             Richard W. Grant, Esquire
One South Street                               Morgan, Lewis & Bockius LLP
Baltimore, MD 21202                            1701 Market Street
(Name and address of agent for service)        Philadelphia, PA 19103

It is proposed that this filing will become effective (check appropriate box)

___      immediately upon filing pursuant to paragraph (b)

_X_      on February 17, 2000 pursuant to paragraph (b)

___      60 days after filing pursuant to paragraph (a)

___      75 days after filing pursuant to paragraph (a)

___      on December 31, 1999 pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

_X_ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Parts A, B and C are incorporated by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File No. 33-8479) filed with the Securities and Exchange Commission on November 17, 1999.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned thereto duly authorized in the City of Baltimore, in the State of Maryland, on the 18th day of January, 2000.


                                         FLAG INVESTORS INTERNATIONAL FUND, INC.

                                         By: /s/ Carl Vogt, Esq.*
                                             -----------------------------------
                                             President

         Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities on the date(s) indicated:

/s/ Truman T. Semans*           Chairman and Director         January 18, 2000
------------------------
Truman T. Semans

/s/ Richard R. Burt*            Director                      January 18, 2000
------------------------
Richard R. Burt

/s/ Joseph R. Hardiman*         Director                      January 18, 2000
------------------------
Joseph R. Hardiman

/s/ Louis E. Levy*              Director                      January 18, 2000
------------------------
 Louis E. Levy

/s/ Eugene J. McDonald*         Director                      January 18, 2000
------------------------
Eugene J. McDonald

/s/ Robert H. Wadsworth*        Director                      January 18, 2000
------------------------
Robert H. Wadsworth

/s/ Charles A. Rizzo*           Chief Financial               January 18, 2000
------------------------        and Accounting Officer
Charles A. Rizzo

By: /s/Daniel O. Hirsch
    -------------------
    Daniel O. Hirsch
    Attorney-In-Fact

* By Power of Attorney - incorporated by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (Registration No. 33-8479) filed with the Securities and Exchange Commission on November 17, 1999.

                                   SIGNATURES


         INTERNATIONAL EQUITY PORTFOLIO has duly caused this Post Effective Amendment No. 22 to the Registration Statement on Form N-1A of Flag Investors International Equity Fund, Inc. to be signed on their behalf by the undersigned, duly authorized, in the City of Baltimore and the State of Maryland on the 18th day of January, 2000.

                                                 INTERNATIONAL EQUITY PORTFOLIO

                                                 By: /s/ John Y Keffer*
                                                     ---------------------------
                                                     John Y. Keffer, President
                                                     and Chief Executive Officer
                                                     January 18, 2000

         This Post Effective Amendment No. 22 to the Registration Statement of Flag Investors International Equity Fund, Inc. has been signed below by the following persons in the capacities indicated with respect to INTERNATIONAL EQUITY PORTFOLIO.


NAME                               TITLE                                       DATE
----------------------------------------------------------------------------------------

/s/ Daniel O. Hirsch               Secretary                           January 18, 2000
Daniel O. Hirsch                   (Attorney in Fact for the
                                   Persons Listed Below)

/s/ CHARLES A. RIZZO*              Treasurer (Principal
Charles A. Rizzo                   Financial and Accounting Officer)

/s/ CHARLES P. BIGGAR*             Trustee
Charles P. Biggar

/s/ S. LELAND DILL*                Trustee
S. Leland Dill

/s/ MARTIN J. GRUBER*              Trustee
Martin J. Gruber

/s/ RICHARD T. HALE*               Trustee
Richard T. Hale

/s/ RICHARD J. HERRING*            Trustee
Richard J. Herring

/s/ BRUCE E. LANGTON*              Trustee
Bruce E. Langton

/s/ PHILIP SAUNDERS, JR.*          Trustee
Philip Saunders, Jr.

/s/ HARRY VAN BENSCHOTEN*          Trustee
Harry Van Benschoten

* By Power of Attorney - incorporated by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (Registration No. 33-8479) filed with the Securities and Exchange Commission on November 17, 1999.

         RESOLVED, that Edward J. Veilleux, Amy M. Olmert and Daniel O. Hirsch are authorized to sign the Registration Statements on Form N-1A, and any Post-Effective Amendments thereto, of Deutsche Banc Alex. Brown Cash Reserve Fund, Inc., Flag Investors Communications Fund, Inc., Flag Investors International Fund, Inc., Flag Investors Emerging Growth Fund, Inc., Total Return U.S. Treasury Fund, Inc., Managed Municipal Fund, Inc., Flag Investors Short-Intermediate Income Fund, Inc., Flag Investors Value Builder Fund, Inc., North American Government Bond Fund, Inc., Flag Investors Real Estate Securities Fund, Inc., Flag Investors Equity Partners Fund, Inc. and ISI Strategy Fund, Inc. on behalf of each Fund's President pursuant to a properly executed power of attorney.

         RESOLVED, that Edward J. Veilleux, Amy M. Olmert and Daniel O. Hirsch are authorized to sign the Registration Statements on Form N-1A, and any Post-Effective Amendments thereto, of Deutsche Banc Alex. Brown Cash Reserve Fund, Inc., Flag Investors Communications Fund, Inc., Flag Investors International Fund, Inc., Flag Investors Emerging Growth Fund, Inc., Total Return U.S. Treasury Fund, Inc., Managed Municipal Fund, Inc., Flag Investors Short-Intermediate Income Fund, Inc., Flag Investors Value Builder Fund, Inc., North American Government Bond Fund, Inc., Flag Investors Real Estate Securities Fund, Inc., Flag Investors Equity Partners Fund, Inc. and ISI Strategy Fund, Inc. on behalf of each Fund's Chief Financial Officer pursuant to a properly executed power of attorney.